Stock-based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended			36 Months Ended
	Jun. 25, 2015	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated grant date fair value, options granted (in dollars per share)				$ 18.42	$ 17.71
Proceeds from exercise of stock options			$ 6.1	$ 5.3	$ 7.0
Intrinsic value of stock options exercised			$ 8.8	$ 8.7	$ 10.0
Stock options, outstanding (in shares)			3,665,024	4,670,897
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period			10 years
Time-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated grant date fair value, options granted (in dollars per share)				$ 7.75	$ 7.62
Stock-based compensation expense			$ 2.5	$ 3.4	$ 3.5
Unrecognized compensation expense, stock options			2.2
Unrecognized compensation expense, stock options, expect to recognize in 2019			$ 1.5
Unrecognized compensation expense, weighted-average remaining period of recognition			1 year 7 months 6 days
Stock options, outstanding (in shares)			2,439,170
Performance-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, outstanding (in shares)			1,225,854
Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				0.6	1.8
Allocated Share-Based Compensation Benefit, Fair Value Adjustment			$ 1.8
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			4.6	3.1	1.4
Stock-based compensation expense, expect to recognize in 2019			4.2
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			3.6	2.0	$ 0.4
Stock-based compensation expense, expect to recognize in 2019			2.4
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			1.2	$ 0.4
Stock-based compensation expense, expect to recognize in 2019			$ 1.5
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in shares authorized (in shares)		4,075,000
2015 Plan [Member] | Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
2015 Plan [Member] | Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Expiration period						10 years
Other awards, strike price (in dollars per share)	$ 20.00
Other awards, outstanding (in shares)			35,475
Other awards, vested (in shares)			26,604
2015 Plan [Member] | Stock appreciation rights (SARs) [Member] | Accrued salaries, wages and other compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation liability			$ 1.2
2015 Plan [Member] | Time-based SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						4 years
2015 Plan [Member] | Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years			3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures			149,026	98,091	68,650
Other awards, granted (in shares)			368,436	435,824	180,571
Unrecognized compensation expense, weighted-average remaining period of recognition			1 year 10 months 24 days
Other awards, outstanding (in shares)			592,108
Other awards, granted, fair value (in dollars per share)			$ 20.82	$ 18.14	$ 15.86
Unrecognized compensation expense, other awards			$ 7.6
2015 Plan [Member] | Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures			34,431	4,072
Other awards, granted (in shares)			243,895	340,395	29,274
Period from public disclosure in 2016 of financial results for fiscal year 2015 to vesting date					1 year
Unrecognized compensation expense, weighted-average remaining period of recognition			1 year 9 months 18 days
Other awards, outstanding (in shares)			396,746
Other awards, granted, fair value (in dollars per share)			$ 20.75	$ 18.22	$ 14.69
Unrecognized compensation expense, other awards			$ 4.0
2015 Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures			20,901
Other awards, granted (in shares)			140,535	87,202
Unrecognized compensation expense, weighted-average remaining period of recognition			1 year 9 months 18 days
Other awards, outstanding (in shares)			206,836
Other awards, granted, fair value (in dollars per share)			$ 20.92	$ 18.42
Unrecognized compensation expense, other awards			$ 2.5
2012 Plan [Member] | Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period						10 years
Other awards, strike price (in dollars per share)					$ 6.64
2012 Plan [Member] | Stock appreciation rights (SARs) [Member] | Accrued salaries, wages and other compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation liability			$ 1.2
2012 Plan [Member] | Time-based SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						4 years
Other awards, vested and outstanding (in shares)			96,836
2012 Plan [Member] | Performance-based SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other awards, vested and outstanding (in shares)			110,944
Minimum | 2015 Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Award Payout, Percentage of Award			50.00%	50.00%
Maximum | 2015 Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Award Payout, Percentage of Award			200.00%	200.00%
Tranche One | 2015 Plan [Member] | Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			2 years
Other awards, granted (in shares)			28,372
Tranche One | 2015 Plan [Member] | Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other awards, granted (in shares)			66,925	33,051
Period from public disclosure in 2016 of financial results for fiscal year 2015 to vesting date				7 months
Tranche Two | 2015 Plan [Member] | Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Other awards, granted (in shares)			340,064
Tranche Two | 2015 Plan [Member] | Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other awards, granted (in shares)			14,400	23,384
Period from public disclosure in 2016 of financial results for fiscal year 2015 to vesting date			2 years	1 year
Tranche Three | 2015 Plan [Member] | Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other awards, granted (in shares)			157,024	283,960
Period from public disclosure in 2016 of financial results for fiscal year 2015 to vesting date				3 years
Tranche Four | 2015 Plan [Member] | Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other awards, granted (in shares)			5,546
Period from public disclosure in 2016 of financial results for fiscal year 2015 to vesting date			3 years